Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 192,962	$ 74,625
Term deposits	72,357	22,720
Accounts receivable	6,278	6,363
Inventory	5,729	3,384
Prepaids and other current assets	5,529	2,602
Total current assets	282,855	109,694
Non-current assets
Property and equipment	4,663	1,772
Intangible assets	15,673	13,282
Right-of-use assets	11,292	3,767
Deferred tax assets	1,990	2,114
Other non-current assets	3,700	1,486
Total non-current assets	37,318	22,421
Total assets	320,173	132,115
Current liabilities
Accounts payable	6,737	5,907
Accrued expenses	15,972	9,081
Deferred contract revenue	4,069	2,642
Current portion of borrowings		2,873
Current portion of lease liabilities	1,813	1,036
Other current liabilities	12	48
Total current liabilities	28,603	21,587
Non-current liabilities
Deferred contract revenue, net of current portion		142
Borrowings, net of current portion		457
Lease liabilities, net of current portion	11,246	2,883
Defined benefit pension liabilities	4,453	5,158
Other non-current liabilities	471	1,378
Total non-current liabilities	16,170	10,018
Total liabilities	44,773	31,605
Equity
Share capital	3,328	2,460
Share premium	470,887	227,429
Other reserves	12,539	8,300
Accumulated deficit	(211,354)	(137,679)
Total equity	275,400	100,510
Total liabilities and equity	$ 320,173	$ 132,115